United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  02/29/12

Date of Reporting Period:  Quarter ended 05/31/11

Item 1.                      Schedule of Investments

Federated High Yield Trust

Portfolio of Investments

May 31, 2011 (unaudited)

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds – 82.9%
		Aerospace/Defense – 1.0%
$450,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	477,000
575,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	619,563
200,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	212,000
396,618	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	426,364
1,025,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 7.75%, 12/15/2018	1,094,187
		TOTAL	2,829,114
		Automotive – 4.3%
158,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	180,120
450,000	[1,2]	Affinia Group, Inc., Sr. Sub. Note, Series 144A, 9.00%, 11/30/2014	463,500
150,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	149,625
75,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	83,438
450,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	513,000
500,000	[1,2]	Chrysler Group LLC, Bond, Series 144A, 8.00%, 6/15/2019	501,250
1,000,000	[1,2]	Chrysler Group LLC, Bond, Series 144A, 8.25%, 6/15/2021	1,002,500
350,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	381,063
75,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	75,000
75,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	75,375
550,000	[1,2]	Exide Technologies, Sr. Secd. Note, Series 144A, 8.625%, 2/1/2018	587,125
250,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	264,956
500,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	562,111
1,500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	1,738,515
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	235,251
900,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	924,750
100,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	102,125
100,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	102,500
75,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	82,594
75,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	82,781
200,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	220,750
650,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	716,625
200,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	208,500
475,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	527,250
375,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	386,250
375,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	398,437
325,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	361,563
1,000,000	[1,2]	United Components, Inc., Sr. Note, Series 144A, 8.625%, 2/15/2019	1,055,000
		TOTAL	11,981,954
		Building Materials – 1.9%
100,000	[1,2]	American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	105,250
625,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, Series 144A, 9.125%, 11/1/2017	647,656
175,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	176,750
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	263,750
200,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	205,750
425,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	430,313

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$350,000	[1,2]	Norcraft Cos. LP, Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 12/15/2015	368,375
900,000		Norcraft Cos. LP, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	947,250
950,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	910,812
325,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 10.00%, 12/1/2018	339,625
775,000	[1,2]	Ply Gem Industries, Inc., Sr. Secd. Note, Series 144A, 8.25%, 2/15/2018	769,188
		TOTAL	5,164,719
		Chemicals – 2.7%
100,000		Celanese US Holdings LLC, Company Guarantee, 6.625%, 10/15/2018	105,875
250,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	277,500
75,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	80,063
875,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	943,906
325,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	351,000
225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	224,719
400,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	449,500
800,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	898,000
325,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	354,250
875,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 9.00%, 1/15/2021	938,437
325,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	357,094
275,000	[1,2]	Nalco Co., Sr. Note, Series 144A, 6.625%, 1/15/2019	287,031
325,000	[1,2]	Omnova Solutions, Inc., Sr. Note, Series 144A, 7.875%, 11/1/2018	330,281
225,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	250,031
275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	304,906
350,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	386,750
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	476,000
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	345,563
200,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	209,500
		TOTAL	7,570,406
		Construction Machinery – 0.8%
200,000	[1,2]	Case New Holland, Sr. Note, Series 144A, 7.875%, 12/1/2017	223,500
575,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	596,562
264,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	277,860
150,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	170,625
200,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	227,750
800,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	836,000
		TOTAL	2,332,297
		Consumer Products – 3.9%
650,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	687,781
918,641		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	1,015,098
450,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	488,250
725,000		Easton Bell Sports, Inc., Sr. Secd. Note, 9.75%, 12/1/2016	817,438
900,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	963,000
175,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	192,500
315,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	344,925
1,025,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, Series 144A, 8.25%, 4/1/2018	1,099,312
425,000	[1,2]	Scotts Miracle-Gro Co., Sr. Note, Series 144A, 6.625%, 12/15/2020	442,000
290,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	326,975
1,375,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,381,875

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$803,480		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	903,915
275,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, Series 144A, 9.50%, 6/15/2018	308,688
1,625,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,726,562
		TOTAL	10,698,319
		Energy – 5.7%
1,025,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	1,071,125
200,000	[1,2]	Basic Energy Services, Inc., Bond, Series 144A, 7.75%, 2/15/2019	211,000
800,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	824,000
125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	129,375
175,000	[1,2]	Brigham Exploration Co., Sr. Note, Series 144A, 6.875%, 6/1/2019	176,313
900,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	877,500
725,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	826,500
950,000	[1,2]	Chaparral Energy Inc., Company Guarantee, Series 144A, 9.875%, 10/1/2020	1,061,625
825,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	872,437
300,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	355,500
125,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	139,063
775,000	[1,2]	Compagnie Generale de Geophysique Veritas, Sr. Note, Series 144A, 6.50%, 6/1/2021	763,375
525,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	553,875
525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	555,187
650,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	660,562
375,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	393,750
275,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	278,438
524,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	581,640
750,000	[1,2]	Forbes Energy Services Ltd., Series 144A, 9.00%, 6/15/2019	757,500
475,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, Series 144A, 7.75%, 11/1/2015	494,000
225,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	225,563
425,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 2/1/2021	450,500
375,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	412,500
400,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	414,000
650,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	693,875
975,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	1,027,406
200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	206,500
500,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	522,500
250,000	[1,2]	Sesi LLC, Sr. Note, Series 144A, 6.375%, 5/1/2019	250,000
		TOTAL	15,785,609
		Entertainment – 1.3%
750,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 9.125%, 8/1/2018	822,188
375,000	[1,2]	Cinemark USA, Inc., Series 144A, 7.375%, 6/15/2021	382,031
625,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	685,938
650,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
500,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	537,500
400,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	445,000
725,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	839,187
		TOTAL	3,711,844
		Financial Institutions – 5.6%
617,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	633,196
175,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	193,594

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$600,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	667,500
875,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	977,813
1,000,000	[1,2]	Ally Financial, Inc., Series 144A, 6.25%, 12/1/2017	1,033,908
925,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.50%, 2/11/2014	937,719
4,925,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	4,955,781
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	529,774
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	527,793
450,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	506,250
475,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	527,131
1,550,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,759,250
1,975,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	2,103,375
		TOTAL	15,353,084
		Food & Beverage – 3.6%
625,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	642,188
1,150,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	1,201,750
525,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.773%, 2/1/2015	525,000
400,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	432,000
650,000	[1,2]	Blue Merger Sub, Inc., Sr. Note, Series 144A, 7.625%, 2/15/2019	666,656
425,000	[1,2]	Darling International, Inc., Company Guarantee, Series 144A, 8.50%, 12/15/2018	465,375
775,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	780,812
500,000	[1,2]	Dean Foods Co., Sr. Note, Series 144A, 9.75%, 12/15/2018	541,250
1,475,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	1,629,875
175,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	186,594
800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	842,000
500,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	538,750
575,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	612,375
850,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	860,625
		TOTAL	9,925,250
		Gaming – 3.9%
522,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	559,845
600,000	[1,2]	Ameristar Casinos, Inc., Sr. Note, Series 144A, 7.50%, 4/15/2021	625,500
1,050,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	1,078,875
1,125,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,271,250
925,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	948,125
2,300,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	2,265,500
75,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	87,000
150,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	174,750
550,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	610,500
375,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	403,125
100,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, Series 144A, 8.375%, 8/15/2015	107,500
175,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	191,844
500,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, Series 144A, 8.00%, 9/15/2013	500,000
850,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	860,268
175,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	184,625
725,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	752,187
225,000		Wynn Las Vegas LLC, 1st Mtg. Note, 7.75%, 8/15/2020	247,781
		TOTAL	10,868,675

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Health Care – 7.2%
$500,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	532,500
325,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	340,844
475,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	510,625
2,200,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,480,500
600,000	[1,2]	CDRT Merger Sub Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2019	606,750
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	903,437
650,000	[1,2]	DJO Finance LLC, Sr. Note, Series 144A, 7.75%, 4/15/2018	670,313
250,000	[1,2]	DJO Finance LLC, Sr. Sub. Note, Series 144A, 9.75%, 10/15/2017	261,563
675,000	[1,2]	Grifols SA, Sr. Note, Series 144A, 8.25%, 2/1/2018	713,812
550,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, Series 144A, 7.75%, 5/15/2021	578,188
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	740,125
1,472,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	1,578,720
900,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	965,250
375,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	421,406
750,000	[1,2]	Iasis Healthcare, Sr. Note, Series 144A, 8.375%, 5/15/2019	756,562
1,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,546,125
350,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	377,563
675,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	696,937
200,000	[1,2]	STHI Holding Corp., Series 144A, 8.00%, 3/15/2018	207,000
1,025,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,092,906
650,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	676,000
1,696,718		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	1,783,675
1,500,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,571,250
		TOTAL	20,012,051
		Industrial-Other – 3.8%
600,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	651,000
225,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	239,625
200,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, Series 144A, 9.875%, 1/1/2018	218,000
250,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, Series 144A, 11.50%, 7/1/2013	210,000
400,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	449,500
400,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	415,000
725,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	757,625
350,000	[1,2]	Dresser-Rand Group, Inc., Sr. Sub., Series 144A, 6.50%, 5/1/2021	363,125
150,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	155,438
650,000	[1,2]	Griffon Corp., Company Guarantee, Series 144A, 7.125%, 4/1/2018	666,250
525,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	553,875
1,100,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	1,086,250
825,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	854,906
100,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	112,500
1,075,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,083,062
700,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	763,000
575,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	644,000
600,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	663,000
350,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	386,750
113,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	121,193
		TOTAL	10,394,099

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Lodging – 0.3%
$400,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	411,000
425,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	440,938
		TOTAL	851,938
		Media-Cable – 1.2%
150,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	160,125
125,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	133,125
75,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	81,469
1,100,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,128,875
200,000		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	239,000
100,000	[1,2]	Charter Communications Holdings II, Sr. Note, Series 144A, 7.00%, 1/15/2019	102,375
600,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	675,000
600,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	688,500
		TOTAL	3,208,469
		Media-Non-Cable – 6.7%
125,000	[1,2]	Citadel Broadcasting Corp., Company Guarantee, Series 144A, 7.75%, 12/15/2018	135,781
675,000	[1,2]	Clear Channel Communications, Inc., Gtd. Note, Series 144A, 9.00%, 3/1/2021	680,062
725,000		Clear Channel Worldwide, Company Guarantee, Series B, 9.25%, 12/15/2017	795,687
100,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	109,500
525,000	[1,2]	Cumulus Media, Inc., Sr. Note, Series 144A, 7.75%, 5/1/2019	527,625
425,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	453,688
950,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	1,075,875
1,000,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, Series 144A, 10.50%, 6/1/2019	1,007,500
1,175,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trusts Interests), 8.00%, 11/15/2016	8,813
650,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	698,750
1,100,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.25%, 4/1/2019	1,113,750
750,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.50%, 4/1/2021	763,125
950,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	1,011,750
700,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	717,500
425,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	435,625
700,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	781,375
300,000	[1,2]	MDC Partners, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	331,875
1,050,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, Series 144A, 11.375%, 11/15/2014	908,250
375,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	377,344
281,997		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	283,759
375,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	408,750
151,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	179,313
375,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	443,438
325,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, Series 144A, 7.75%, 10/15/2018	350,188
450,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	468,562
600,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, Series 144A, 10.375%, 9/1/2014	624,000
1,200,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,344,000
525,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	589,312
1,175,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,216,125
525,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	560,437
		TOTAL	18,401,759
		Metals & Mining – 0.2%
600,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	60

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$500,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
425,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	420,750
		TOTAL	420,810
		Packaging – 2.8%
400,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	442,000
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	204,500
250,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	280,000
1,187,871	[1,2]	Bway Holding Co., Sr. PIK Deb., Series 144A, 10.12%, 11/1/2015	1,250,234
900,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	987,750
475,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	518,938
100,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	110,500
900,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	946,125
475,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	496,375
1,450,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	1,546,062
200,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	209,000
675,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	725,625
		TOTAL	7,717,109
		Paper – 0.6%
300,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	335,625
175,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	185,500
75,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 7.125%, 11/1/2018	78,375
150,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	170,625
50,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	56,000
341,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	351,230
200,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	204,000
300,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	330,000
		TOTAL	1,711,355
		Restaurants – 1.4%
1,425,000	[1,2]	DineEquity, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/30/2018	1,567,500
918,000	[1,2]	Dunkin' Finance Corp., Sr. Note, Series 144A, 9.625%, 12/1/2018	930,614
925,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	949,281
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.801%, 3/15/2014	560,625
		TOTAL	4,008,020
		Retailers – 3.7%
250,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	286,875
175,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	190,750
1,000,000	[1,2]	Gymboree Corp., Sr. Note, Series 144A, 9.125%, 12/1/2018	937,500
875,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	890,313
225,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	264,656
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	116,250
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	112,000
150,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	174,000
1,325,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,427,687
625,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	676,563
825,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	899,250
1,375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,467,812
850,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	964,750

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$1,075,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	1,112,625
775,000	[1,2]	YCC Holdings LLC, Sr. Note, Series 144A, 10.25%, 2/15/2016	802,125
		TOTAL	10,323,156
		Services – 1.4%
250,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	285,938
925,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	994,375
9,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	9,495
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	612,562
1,250,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,348,437
600,000	[1,2]	West Corp., Sr. Note, Series 144A, 7.875%, 1/15/2019	612,750
		TOTAL	3,863,557
		Technology – 10.2%
1,075,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,130,094
950,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	1,002,250
200,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	212,500
900,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	931,500
1,025,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	1,112,125
1,675,000	[1,2]	CDW Escrow Corp., Sr. Note, Series 144A, 8.50%, 4/1/2019	1,708,500
250,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	275,000
250,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	260,313
1,025,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,078,812
1,075,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	1,159,656
750,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	740,625
975,000	[1,2]	Eagle Parent, Inc., Sr. Note, Series 144A, 8.625%, 5/1/2019	990,844
100,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	110,500
400,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	443,000
700,000	[1,2]	Freescale Semiconductor, Inc., Series 144A, 10.75%, 8/1/2020	808,500
1,125,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,260,000
1,125,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	1,150,312
1,000,000	[1,2]	IGATE Capital Corp., Sr. Note, Series 144A, 9.00%, 5/1/2016	1,032,500
750,000	[1,2]	Interactive Data Corp., Sr. Note, Series 144A, 10.25%, 8/1/2018	838,125
650,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	736,125
925,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	948,125
700,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	793,625
925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	975,875
875,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	829,062
291,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	301,912
175,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	185,063
825,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	882,750
275,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2020	278,438
400,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	408,000
900,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	924,750
750,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	817,500
425,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	435,625
1,000,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,042,500
400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	417,000
975,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, Series 144A, 9.125%, 1/15/2019	1,049,344

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$250,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	290,000
475,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	539,125
		TOTAL	28,099,975
		Transportation – 0.8%
850,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	885,062
525,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	578,813
275,000	[1,2]	Hertz Corp., Company Guarantee, Series 144A, 6.75%, 4/15/2019	279,125
51,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	52,530
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	320,125
		TOTAL	2,115,655
		Utility-Electric – 2.0%
950,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	992,750
575,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	422,625
675,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	615,938
226,652	[1,2]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	221,026
425,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.625%, 5/15/2019	425,531
775,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.875%, 5/15/2021	777,906
525,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	555,188
625,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	645,641
675,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	433,688
550,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	559,625
		TOTAL	5,649,918
		Utility-Natural Gas – 2.6%
800,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	830,000
575,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	626,750
925,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,012,875
200,000	[1,2]	Ferrellgas, LP, Sr. Note, Series 144A, 6.50%, 5/1/2021	200,250
400,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	402,000
375,000	[1,2]	Holly Energy Partners LP, Sr. Unsecd. Note, Series 144A, 8.25%, 3/15/2018	397,500
130,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	139,750
825,000	[1,2]	Inergy LP, Sr. Note, Series 144A, 6.875%, 8/1/2021	850,781
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	207,000
1,025,000		Niska Gas Storage US, LLC, Company Guarantee, Series WI, 8.875%, 3/15/2018	1,107,000
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	277,750
250,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	283,750
250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	264,375
575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	590,813
		TOTAL	7,190,594
		Wireless Communications – 3.1%
400,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	422,000
350,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	362,250
701,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	727,288
75,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	85,125
350,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	408,625
1,125,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,125,000
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	378,438
1,500,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	1,516,875

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$900,000		Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013	912,375
1,550,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,627,500
900,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	920,250
		TOTAL	8,485,726
		Wireline Communications – 0.1%
150,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	151,875
75,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	81,844
		TOTAL	233,719
		TOTAL CORPORATE BONDS (IDENTIFIED COST $218,853,829)	228,909,181
		COMMON STOCKS – 12.1%
		Automobiles – 0.2%
6,747	[3]	General Motors Co.	214,622
1,750,000	[1,3]	General Motors Co., Escrow Shares	61,250
		TOTAL	275,872
		Automotive – 0.3%
99,087	[3]	Exide Technologies	976,998
		Chemicals – 0.6%
164,545	[3]	Omnova Solutions, Inc.	1,548,368
		Energy – 0.5%
41,421	[3]	Complete Production Services, Inc.	1,374,763
		Food & Beverage – 0.6%
112,231	[3]	Dean Foods Co.	1,557,766
		Gaming – 0.6%
102,925	[3]	Global Cash Access LLC	330,389
151,077	[3]	Great Canadian Gaming Corp.	1,200,695
		TOTAL	1,531,084
		Health Care – 1.0%
28,420	[3]	Alere, Inc.	1,136,800
348,314	[3]	Radnet, Inc.	1,657,975
		TOTAL	2,794,775
		Industrial-Other – 1.1%
27,771		Belden, Inc.	998,090
26,415	[3]	General Cable Corp.	1,102,826
38,391	[3]	International Wire Group	902,189
		TOTAL	3,003,105
		IT Services – 0.5%
69,704	[3]	IGATE Capital Corp.	1,286,039
		Media – 0.4%
38,204	[3]	Lamar Advertising Co.	1,109,444
		Media-Non-Cable – 1.0%
111,499	[3]	Entravision Communications Corp.	230,803
116,270		Interpublic Group Cos., Inc.	1,387,101
69,324		MDC Partners, Inc.	1,273,482
		TOTAL	2,891,386
		Metals & Mining – 0.0%
138,395	[1,3,5]	Royal Oak Mines, Inc.	0

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Other – 0.0%
469	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging – 0.4%
35,048	[3]	Owens-Illinois, Inc.	1,125,742
		Paper – 1.7%
146,293		Cascades, Inc.	939,198
12,028	[3]	Clearwater Paper Corp.	831,014
279,914	[3]	Graphic Packaging Holding Co.	1,533,929
18,202		Rock-Tenn Co.	1,398,460
		TOTAL	4,702,601
		Retailers – 0.4%
54,535	[3]	Express, Inc.	1,151,779
		Services – 0.9%
114,355	[3]	Garda World Security Corp.	1,242,873
63,059	[3]	KAR Auction Services, Inc.	1,318,564
		TOTAL	2,561,437
		Technology – 1.2%
68,513	[3]	Freescale Semiconductor Holdings I Ltd.	1,267,491
76,834	[3]	Kemet Corp.	1,130,996
74,456	[3]	Magnachip Semiconductor Corp.	1,034,194
		TOTAL	3,432,681
		Textile – 0.4%
88,758	[3]	The Jones Group, Inc.	1,090,835
		Transportation – 0.3%
49,675	[3]	Hertz Global Holdings, Inc.	802,251
		TOTAL COMMON STOCKS (IDENTIFIED COST $30,553,209)	33,216,926
		PREFERRED STOCK – 0.2%
		Finance-Commercial – 0.2%
712	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $217,489)	687,814
		WARRANTS – 0.1%
		Automotive – 0.1%
6,134	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	139,180
6,134	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	102,254
		TOTAL WARRANTS (IDENTIFIED COST $774,525)	241,434
		EXCHANGE-TRADED FUNDS – 1.6%
		Financial Services – 1.6%
27,876		iShares MSCI EAFE Index Fund	1,729,985
42,256		iShares Russell 1000 Growth Fund	2,610,153
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $4,283,306)	4,340,138
		MUTUAL FUNDS – 2.7%[6]
70,570		Federated InterContinental Fund, Institutional Shares	3,762,095

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
3,566,445	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14%	3,566,445
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $7,194,586)	7,328,540
		TOTAL INVESTMENTS — 99.5% (IDENTIFIED COST $261,876,944)[8]	274,724,033
		OTHER ASSETS AND LIABILITIES - NET — 0.5%[9]	1,326,116
		TOTAL NET ASSETS — 100%	$276,050,149
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2011, these restricted securities amounted to $94,391,309, which represented 34.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2011, these liquid restricted securities amounted to $92,324,771, which represented 33.4% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at May 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 - 8/19/1997	$4,646,903	$0
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009	$394,500	$422,000
Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	4/20/2009 - 5/1/2009	$253,000	$362,250
Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	2/22/2007 - 5/2/2008	$688,876	$727,288
Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	3/16/2010	$75,000	$85,125
Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	3/6/2009 - 1/5/2010	$336,503	$408,625
General Motors Co., Escrow Shares	4/21/2011	$0	$61,250
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
Royal Oak Mines, Inc.	2/24/1999	$15,376	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holdings.
7	7-Day net yield.
8	At May 31, 2011, the cost of investments for federal tax purposes was $261,581,524. The net unrealized appreciation of investments for federal tax purposes was $13,142,509. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,335,761 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,193,252.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$228,909,121	$60	$228,909,181
Equity Securities:
Common Stock
Domestic	27,231,936	61,250	0	27,293,186
International	5,923,740	—	0	5,923,740
Preferred Stock
Domestic	—	687,814	—	687,814
Warrants	241,434	—	—	241,434
Exchange-Traded Funds	4,340,138	—	—	4,340,138
Mutual Funds	7,328,540	—	—	7,328,540
TOTAL SECURITIES	$45,065,788	$229,658,185	$60	$274,724,033

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bond Securities	Investments in Equity — Domestic Securities	Investments in Equity — International Securities
Balance as of March 1, 2011	$60	$0	$3,348
Change in unrealized appreciation/depreciation	39	—	(3,348)
Net purchases (sales)	(39)	—	—
Transfer in and/or out of Level 3	—	—	—
Realized gain (loss)	—	—	—
Balance as of May 31, 2011	$60	$0	$0
The total change in unrealized appreciation/depreciation attributable to investments still held at May 31, 2011	$39	$0	$(3,348)

The following acronym is used throughout this portfolio:

PIK — Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Yield Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 19, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 19, 2011